Supplement to the
Fidelity® SAI Emerging Markets Low Volatility Index Fund, Fidelity® SAI International Low Volatility Index Fund and Fidelity® SAI U.S. Low Volatility Index Fund
December 30, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information for Fidelity® SAI Emerging Markets Low Volatility Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (senior portfolio manager) has managed the fund since January 2019.

The following information supplements information for Fidelity® SAI Emerging Markets Low Volatility Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® SAI International Low Volatility Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (senior portfolio manager) has managed the fund since May 2015.

The following information supplements information for Fidelity® SAI International Low Volatility Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® SAI U.S. Low Volatility Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (senior portfolio manager) has managed the fund since May 2015.

The following information supplements information for Fidelity® SAI U.S. Low Volatility Index Fund found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Peter Matthew is senior portfolio manager of each fund, which he has managed since May 2015 (except for Fidelity® SAI Emerging Markets Low Volatility Index Fund, which he has managed since January 2019). He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Navid Sohrabi is portfolio manager of each fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

SV1-SV2-22-01 1.9878819.104	April 20, 2022

Supplement to the
Fidelity® SAI Small-Mid Cap 500 Index Fund
September 29, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (senior portfolio manager) has managed the fund since August 2015.

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since August 2015. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

SV3-22-01 1.9878820.104	April 20, 2022

Supplement to the
Fidelity® SAI U.S. Quality Index Fund
September 29, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (senior portfolio manager) has managed the fund since October 2015.

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since October 2015. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

SV4-22-01 1.9878821.104	April 20, 2022

Supplement to the
Fidelity® Series Global ex U.S. Index Fund
December 30, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since August 2012.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

SGX-22-01 1.905959.111	April 20, 2022

Supplement to the
Fidelity® SAI Emerging Markets Index Fund
December 30, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since January 2016.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since January 2016. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

SV6-22-01 1.9871331.105	April 20, 2022

Supplement to the
Fidelity® SAI International Index Fund
December 30, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since January 2016.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since January 2016. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

SV7-22-01 1.9871328.105	April 20, 2022

Supplement to the
Fidelity® SAI U.S. Large Cap Index Fund
September 29, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (senior portfolio manager) has managed the fund since February 2016.

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since February 2016. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

SV9-22-01 1.9871337.105	April 20, 2022

Supplement to the
Fidelity® SAI Real Estate Index Fund
September 29, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Peter Matthew (senior portfolio manager) has managed the fund since February 2016.

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since February 2016. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

SV8-22-01 1.9871334.106	April 20, 2022

Supplement to the
Fidelity® SAI U.S. Momentum Index Fund
September 29, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since February 2017.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since February 2017. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

SY1-22-01 1.9894175.102	April 20, 2022

Supplement to the
Fidelity® SAI International Value Index Fund
December 30, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since December 2017.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since December 2017. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

IIV-22-01 1.9894169.102	April 20, 2022

Supplement to the
Fidelity® SAI U.S. Value Index Fund
September 29, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since December 2017.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since December 2017. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

USV-22-01 1.9894174.102	April 20, 2022

Supplement to the
Fidelity® Series Large Cap Growth Index Fund
June 29, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since August 2018.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since August 2018. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

CGI-22-01 1.9905533.100	April 20, 2022

Supplement to the
Fidelity® SAI Emerging Markets Value Index Fund, Fidelity® SAI International Momentum Index Fund and Fidelity® SAI International Quality Index Fund
December 30, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of each fund.

The following information replaces similar information for Fidelity® SAI Emerging Markets Value Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since May 2020.

The following information supplements information for Fidelity® SAI Emerging Markets Value Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since May 2020.

The following information replaces similar information for Fidelity® SAI International Momentum Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since May 2020.

The following information supplements information for Fidelity® SAI International Momentum Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since May 2020.

The following information replaces similar information for Fidelity® SAI International Quality Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since May 2020.

The following information supplements information for Fidelity® SAI International Quality Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since May 2020.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of each fund, which he has managed since May 2020. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of each fund, which he has managed since May 2020. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

EMV-IQI-22-01 1.9905535.100	April 20, 2022